Note 3 - Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Goodwill Disclosure [Text Block]

3. Goodwill

The changes in the carrying amounts of goodwill were as follows:

Goodwill
(in thousands)
Balance as of December 31, 2022	$18,904
Effect of foreign currency translation	(33)
Balance as of March 31, 2023	$18,871

4. Goodwill

The changes in the carrying amounts of goodwill were as follows:

Goodwill (in thousands)
Balance as of December 31, 2021	$—
Acquisitions	19,167
Effect of foreign currency translation	(263)
Balance as of December 31, 2022	$18,904